Lease Liabilities (Details Narrative) - CAD ($)		6 Months Ended	8 Months Ended
	Aug. 05, 2026	Aug. 31, 2026	Aug. 31, 2026	Sep. 23, 2025
Lease Liabilities
Vehicle lease down payment and related expenses				$ 26,743
Vehicle lease monthly payment	$ 4,138			276
Vehicle lease purchase option price	$ 5,000			$ 35,053
Sublease monthly base rent			$ 3,460
Lease liability discount rate	4.99%	7.29%
Vehicle lease security deposit	$ 4,775
Lease financing rate	4.99%